Research Collaboration Agreements (Summary of Future Minimum Payments under Company's Research Collaboration) (Details) (Research Collaboration Agreements [Member], USD $)
In Thousands, unless otherwise specified
	Nov. 30, 2013	Aug. 31, 2013
Research Collaboration Agreements [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
2014		$ 3,041
Remaining nine months of fiscal year 2014	2,622
2015	2,977	2,977
2016	2,966	2,966
2017	613	613
Contractual Obligation, Total	$ 9,178	$ 9,597